Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 1,948,271	$ 3,633
Prepaid expenses and other	419,421	144,356
Inventory	35,437
Total current assets	2,403,129	147,989
TOTAL ASSETS	2,403,129	147,989
CURRENT LIABILITIES
Accounts payable	1,060,889	310,219
Accrued expenses	266,930
Other current liabilities		111,026
Derivative liability	3,554,265
Subscription agreement loan	1,500,000
Convertible note	4,739,965
Total current liabilities	13,860,506	1,688,077
Forward purchase agreement liability	9,901	0
TOTAL LIABILITIES	13,870,407	1,688,077
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Preferred stock, value
Common stock, value	4,953	2,760
Additional paid-in capital	11,078,116	1,234,385
Accumulated deficit	(22,550,347)	(2,777,233)
TOTAL SHAREHOLDERS’ DEFICIT	(11,467,278)	(1,540,088)	$ (487,861)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	2,403,129	147,989
Affiliates [Member]
CURRENT LIABILITIES
Other current liabilities	353,679
Related Party [Member]
CURRENT LIABILITIES
Notes payable – related party	885,564	1,266,832
Promissory note fee – related party	1,000,000
Loan and transfer notes payable – related party	$ 499,214
Aspire Biopharma Inc [Member]
CURRENT ASSETS
Cash		3,633	11,174
Prepaid expenses and other		144,356	35,000
Subscriptions Receivable
Total current assets		147,989	46,174
TOTAL ASSETS		147,989	46,174
CURRENT LIABILITIES
Accounts payable		310,219	172,773
Loan and transfer notes payable – related party		1,266,832	360,636
Other current liabilities		111,026	626
Total current liabilities		1,688,077	534,035
TOTAL LIABILITIES		1,688,077	534,035
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Common stock, value		22,000	22,000
Additional paid-in capital		1,215,113	957,500
Accumulated deficit		(2,777,233)	(1,467,361)
TOTAL SHAREHOLDERS’ DEFICIT		(1,540,088)	(487,861)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		147,989	46,174
Aspire Biopharma Inc [Member] | Series A Preferred Stock [Member]
SHAREHOLDERS’ DEFICIT
Preferred stock, value		$ 32